Long-Term Liabilities - Schedule of Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Government Grants [Abstract]
Balance at beginning	$ 412	$ 1,289
Grants received during the year
Liability revaluation	30	(877)
Balance at ending	$ 442	$ 412